                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 1999

                     If amended report check here:  _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.       S.E.C. File Number 28-6694
--------------------------------------------------------

Business Address:

45 Milk Street         Boston         MA        02109
-----------------------------------------------------
Street                 City           State     Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President       (617)338-0700
-----------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 19th day of May, 1999.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:  Douglas C. Chamberlain

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    169

Form 13F Information Table Value Total:    298,054,740 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number    Name

___        ___________________     ___________________

                            APPLETON PARTNERS, INC.
                        DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF MARCH 31, 1999

                                                    TITLE                         FAIR          SHARES OR
                                                     OF            CUSIP          MARKET        PRINCIPAL
         NAME OF ISSUER                             CLASS          NUMBER         VALUE          AMOUNT
       -----------------                            -----          ------         -----          ------
BATTLE MOUNTAIN BMG 6.000% 01/                      CONVERT        001504657         35,500       50,000
AT&T CORP                                           COMMON         001957109      2,282,478       42,897
AT&T CAP CORP PFD 8.125% 12/15                      PREFERR        00206J308        260,625       10,000
ABBOTT LABS                                         COMMON         002824100      5,913,823      126,330
ABN AMRO CAP 7.5% PREFERRED                         PREFERR        00371Q202        227,250        9,000
ABN AMRO CAP FUNDING TRUST PFD                      PREFERR        00371T206        495,000       19,800
THERMO ELECTRON CONV 4.250% 01                      CONVERT        006207588         22,000       25,000
AETNA INC PFD CL C 6.25%                            CONVERT        008117202      1,351,797       17,875
ALLIANCE CAP MGMT LP                                COMMON         018548107        334,125       13,200
ALLIED SIGNAL INC                                   COMMON         019512102      2,233,408       45,406
ALLSTATE CORP                                       COMMON         020002101        271,965        7,338
ALZA CORP 5.000% 05/01/06                           CONVERT        022615AD0         23,200       20,000
AMERICA ONLINE INC                                  COMMON         02364J104        455,700        3,100
AMERICAN HOME PRODS CORP                            COMMON         026609107      4,964,024       76,077
AMERICAN INTL GROUP INC                             COMMON         026874107      4,638,634       38,455
AMERITECH CORP NEW                                  COMMON         030954101      2,252,734       39,093
AMGEN INC                                           COMMON         031162100        584,025        7,800
ARVIN INDS INC                                      COMMON         043339100        235,813        7,000
ATLANTIC RICHFIELD COMPANY                          COMMON         048825103        328,916        4,498
AUTOMATIC DATA PROCESSING                           COMMON         053015103        219,287        5,300
AVERY DENNISON CORP                                 COMMON         053611109        230,000        4,000
BFC CONSTR CORP                                     COMMON         054938105         68,125       10,000
BP AMOCO ADS                                        COMMON         055622104        272,498        2,698
BMC SOFTWARE INC                                    COMMON         055921100      1,196,415       32,281
BALL CORP                                           COMMON         058498106        216,335        4,609
BANKAMERICA CORP NEW                                COMMON         06605F102        299,450        4,240
BANKBOSTON CORP.                                    COMMON         06605R106      6,295,385      145,348
BEAR STEARNS CAP PFD 7.500% 12                      PREFERR        07383J209        213,562        8,500

                                                      INVESTMENT                            VOTING
                                                      DISCRETION                           AUTHORITY
                                                                    SHARED
                                             SOLE       SHARED       OTHER           SOLE   SHARE    NONE
         NAME OF ISSUER                       (A)         (B)         (C)             (A)    (B)      (C)
       -----------------                     ----       ------      ------           ----   -----    ----
BATTLE MOUNTAIN BMG 6.000% 01/                X                                       X
AT&T CORP                                     X                                       X
AT&T CAP CORP PFD 8.125% 12/15                X                                       X
ABBOTT LABS                                   X                                       X
ABN AMRO CAP 7.5% PREFERRED                   X                                       X
ABN AMRO CAP FUNDING TRUST PFD                X                                       X
THERMO ELECTRON CONV 4.250% 01                X                                       X
AETNA INC PFD CL C 6.25%                      X                                       X
ALLIANCE CAP MGMT LP                          X                                       X
ALLIED SIGNAL INC                             X                                       X
ALLSTATE CORP                                 X                                       X
ALZA CORP 5.000% 05/01/06                     X                                       X
AMERICA ONLINE INC                            X                                       X
AMERICAN HOME PRODS CORP                      X                                       X
AMERICAN INTL GROUP INC                       X                                       X
AMERITECH CORP NEW                            X                                       X
AMGEN INC                                     X                                       X
ARVIN INDS INC                                X                                       X
ATLANTIC RICHFIELD COMPANY                    X                                       X
AUTOMATIC DATA PROCESSING                     X                                       X
AVERY DENNISON CORP                           X                                       X
BFC CONSTR CORP                               X                                       X
BP AMOCO ADS                                  X                                       X
BMC SOFTWARE INC                              X                                       X
BALL CORP                                     X                                       X
BANKAMERICA CORP NEW                          X                                       X
BANKBOSTON CORP.                              X                                       X
BEAR STEARNS CAP PFD 7.500% 12                X                                       X

BECTON DICKINSON & CO COM              COMMON         075887109             321,825           8,400         X                  X
BELL ATLANTIC CORP                     COMMON         077853109             449,474           8,696         X                  X
BELLSOUTH CORP                         COMMON         079860102             549,497          13,716         X                  X
BEST BUY INC COM                       COMMON         086516101             416,000           8,000         X                  X
BANK OF NY CAP TRUST 7.8% PREF         PREFERR        096564208             279,450          10,800         X                  X
BOEING CO                              COMMON         097023105             313,004           9,206         X                  X
BOSTON SCIENTIFIC CORP COM             COMMON         101137107           5,724,062         140,900         X                  X
BRISTOL MYERS SQUIBB CO                COMMON         110122108           4,145,553          64,648         X                  X
CBS CORPORATION                        COMMON         12490K107             322,419           7,900         X                  X
CNB FINL CORP PA                       COMMON         126128107             459,405          13,612         X                  X
CVS CORP                               COMMON         126650100           3,980,120          83,792         X                  X
CARLISLE COS INC                       COMMON         142339100             229,075           4,900         X                  X
CHEVRON CORP                           COMMON         166751107             279,917           3,154         X                  X
CISCO SYS INC                          COMMON         17275R102           6,741,709          61,533         X                  X
CINTAS CORP                            COMMON         172908105             236,657           3,620         X                  X
CITIGROUP INC.                         COMMON         172967101             869,147          13,607         X                  X
COCA COLA CO                           COMMON         191216100           3,269,017          53,263         X                  X
COLGATE PALMOLIVE CO                   COMMON         194162103             738,300           8,025         X                  X
COMPAQ COMPUTER CORP                   COMMON         204493100             826,949          26,097         X                  X
CONAGRA INC                            COMMON         205887102             433,062          16,900         X                  X
CONSECO INC                            COMMON         208464107           1,410,277          45,677         X                  X
DAYTON HUDSON CORP                     COMMON         239753106           1,012,034          15,190         X                  X
DISNEY WALT PRODTNS                    COMMON         254687106           2,124,063          68,243         X                  X
DU PONT E I DE NEMOURS                 COMMON         263534109             413,986           7,130         X                  X
ENERGAS RES INC                        COMMON         29265E108               7,000          20,000         X                  X
EQUIFAX INC                            COMMON         294429105           1,181,331          34,366         X                  X
EXXON CORP.                            COMMON         302290101           5,029,554          71,278         X                  X
FANNIE MAE                             COMMON         313586109           4,853,455          70,086         X                  X
FINOVA GROUP INC COM                   COMMON         317928109             648,437          12,500         X                  X
FIRST SEC CORP DEL                     COMMON         336294103           5,650,413         292,578         X                  X
FIRST TENN NATL CORP                   COMMON         337162101             757,771          20,690         X                  X
FIRST UN CORP                          COMMON         337358105             425,095           7,955         X                  X
FLEET FINL GROUP INC NEW               COMMON         338915101             334,712           8,896         X                  X
GTE CORP                               COMMON         362320103             958,562          15,844         X                  X
GENERAL ELECTRIC                       COMMON         369604103          15,810,414         142,919         X                  X
GENERAL MTRS CORP                      COMMON         370442105             815,886           9,378         X                  X
HUGHES ELECTRIC CORP.                  COMMON         370442832           1,328,473          26,339         X                  X
GILLETTE CO                            COMMON         375766102           8,355,427         140,575         X                  X
GULF EXPLORATION CONSULTANTS I         COMMON         402275101              40,000          40,000         X                  X

HALLIBURTON CO                         COMMON         406216101           1,376,375          35,750         X                 X
HARCOURT GEN INC                       COMMON         41163G101             207,383           4,680         X                 X
HARLEY DAVIDSON INC                    COMMON         412822108             349,988           6,100         X                 X
HARRIS CAPITAL CORP PFD SER A          PREFERR        414567206             239,875           9,500         X                 X
HARTFORD LIFE CAP 7.2% PFD             PREFERR        416590206             265,781          10,500         X                 X
HEALTH MGMT ASSOC INC NEW CL A         COMMON         421933102           1,391,410         114,167         X                 X
HEINZ H J CO                           COMMON         423074103           1,172,531          24,750         X                 X
HEWLETT PACKARD CO                     COMMON         428236103           5,953,124          87,788         X                 X
ILLINOIS TOOL WKS                      COMMON         452308109           3,052,912          49,340         X                 X
INTEL CORP                             COMMON         458140100          12,129,173         204,066         X                 X
I B M                                  COMMON         459200101           1,182,612           6,672         X                 X
JOHNSON & JOHNSON                      COMMON         478160104           3,279,606          35,076         X                 X
KROGER CO                              COMMON         501044101           1,431,013          23,900         X                 X
LILLY, ELI AND COMPANY                 COMMON         532457108           3,102,181          36,550         X                 X
LUCENT TECHNOLOGIES INC                COMMON         549463107           8,486,910         157,165         X                 X
MCI WORLDCOM                           COMMON         55268B106          12,306,379         138,957         X                 X
MASCO CORP COM                         COMMON         574599106             666,135          23,580         X                 X
MASCOTECH INC 4.500% 12/15/03          CONVERT        574670AB1              66,555          87,000         X                 X
MCDONALDS CORP                         COMMON         580135101             896,281          19,780         X                 X
MEDIAONE FIN TR 9.040% PFD (SE         PREFERR        584458202             292,531          11,500         X                 X
MEDTRONIC INC                          COMMON         585055106           1,692,656          23,550         X                 X
MERCK & CO INC                         COMMON         589331107          10,014,103         124,981         X                 X
MERRILL LYNCH & CO INC COM             COMMON         590188108           4,688,376          52,976         X                 X
MERRILL LYNCH PFD CAP TR II 8.         PREFERR        59021C203             388,109          14,750         X                 X
MERRILL LYNCH CAP PFD 7.12%            PREFERR        59021G204             287,500          11,500         X                 X
ML CAPITAL TRUST 7.2800% PFD           PREFERR        59021K205             893,200          35,200         X                 X
MICROSOFT CORP                         COMMON         594918104           9,543,091         106,478         X                 X
MICRON TECH 7.000% 07/01/04            CONVERT        595112AB9             355,100         335,000         X                 X
MINNESOTA MNG & MFG CO                 COMMON         604059105             334,930           4,734         X                 X
MOBIL CORP                             COMMON         607059102           2,824,888          32,101         X                 X
MONSANTO CO                            COMMON         611662107             713,272          15,527         X                 X
MORGAN J.P. & CO INC                   COMMON         616880100             911,371           7,387         X                 X
MORGAN STANLEY DEAN WITTER DIS         COMMON         617446448             235,753           2,359         X                 X
MOTOROLA CP TR 6.680% 03/31/29         PREFERR        620074203             250,687          10,500         X                 X
NATL RURAL UTILITY PFD 7.375%          PREFERR        637432402             251,875          10,000         X                 X
NINE WEST GROUP 5.500% 07/15/0         CONVERT        65440DAC6             126,750         150,000         X                 X
NORTHERN TR CORP                       COMMON         665859104             355,250           4,000         X                 X
OFFICE DEPOT INC COM                   COMMON         676220106           1,055,737          42,300         X                 X
OMNICOM GROUP                          COMMON         681919106           2,342,169          29,300         X                 X

ORACLE SYS CORP                        COMMON         68389X105           2,218,797          84,125         X                 X
PPG INDS INC                           COMMON         693506107             257,326           5,021         X                 X
PARKER DRILLING CO 5.500% 08/0         CONVERT        701081AD3              59,750         100,000         X                 X
PEOPLESOFT INC                         COMMON         712713106             441,763          30,206         X                 X
PEPSICO INC                            COMMON         713448108           4,537,795         115,797         X                 X
PFIZER INC                             COMMON         717081103           6,198,656          44,675         X                 X
PHILIP MORRIS COS INS                  COMMON         718154107           1,771,655          50,349         X                 X
PITNEY BOWES INC                       COMMON         724479100             370,005           5,804         X                 X
PROCTER & GAMBLE COMPANY               COMMON         742718109           5,911,018          60,355         X                 X
QUAKER OATS CO                         COMMON         747402105             423,300           6,800         X                 X
QUANTUM CORP                           COMMON         747906105             770,400          42,800         X                 X
QUANTUM CORP 7.000% 08/01/04           CONVERT        747906AC9           2,202,100       2,440,000         X                 X
QWEST COMMUNICATIONS INTL INCO         COMMON         749121109             428,669           5,946         X                 X
ROYAL DUTCH PETRO-NY SHARES            COMMON         780257804             365,248           7,024         X                 X
SBC COMMUNICATIONS INC                 COMMON         78387G103             654,396          13,868         X                 X
SANMINA CORP                           COMMON         800907107           8,988,750         141,000         X                 X
SARA LEE CORP                          COMMON         803111103           1,073,903          43,390         X                 X
SCHERING PLOUGH CORP                   COMMON         806605101             486,200           8,800         X                 X
SCHLUMBERGER                           COMMON         806857108           1,986,910          33,012         X                 X
SCUDDER INTL FD INC COM                MUTUAL         811165109             443,120           8,850         X                 X
SEARS ROEBUCK PFD 6.95                 PREFERR        812404309             201,000           8,000         X                 X
SERVICE CORP INTL                      COMMON         817565104             184,025          12,914         X                 X
SHELL TRANS & TRADING LTD              COMMON         822703609             390,000           9,600         X                 X
SMITHKLINE BEECHAM PLC ADR RPS         COMMON         832378301             558,129           7,806         X                 X
SOUTHDOWN INC COM                      COMMON         841297104           1,380,359          25,711         X                 X
STAPLES INC                            COMMON         855030102           1,513,795          46,047         X                 X
STATE STREET CORP                      COMMON         857477103           2,730,782          33,201         X                 X
STOCKER & YALE SDCV 7.250% 05/         CONVERT        8612669C0             450,000         450,000         X                 X
STOCKER & YALE INC NEW                 COMMON         86126T203              71,869          44,227         X                 X
SUN MICROSYSTEMS INC                   COMMON         866810104          13,096,295         209,436         X                 X
SUNGARD DATA SYS INC COM               COMMON         867363103             604,000          15,100         X                 X
SYMANTEC CORP COM                      COMMON         871503108           3,034,607         179,165         X                 X
TDS CAPITAL 8.500% PREFERRED S         PREFERR        87235W202             390,000          15,600         X                 X
TELLABS INC                            COMMON         879664100           1,498,116          15,326         X                 X
TENNESSEE VALLEY AUTH QIDS96A7         PREFERR        880591201             285,600          11,200         X                 X
TEXACO INC                             COMMON         881694103             539,352           9,504         X                 X
TEXAS INSTRS INC                       COMMON         882508104             307,675           3,100         X                 X
THERMO ELECTRON CORP                   COMMON         883556102             217,041          16,003         X                 X
TIME WARNER INC                        COMMON         887315109           2,349,913          33,185         X                 X

TRANSCANADA PIPE 8.25% PFD (10     PREFERR        893526723         433,500        17,000         X                 X
TRIBUNE CO                         COMMON         896047107       7,741,060       118,297         X                 X
UNION PAC CORP                     COMMON         907818108         289,097         5,410         X                 X
UNITED STATES FILTER CORP          COMMON         911843209         381,281        12,450         X                 X
U S FILTER CORP 4.500% 12/15/0     CONVERT        911843AF7       2,258,900     2,305,000         X                 X
U S WEST INC NEW COM               COMMON         91273H101         703,919        12,784         X                 X
WAL MART STORES INC                COMMON         931142103         521,044        11,304         X                 X
WARNER LAMBERT CO                  COMMON         934488107         607,512         9,170         X                 X
WASTE MANAGEMENT INC               COMMON         94106L109         347,412         7,829         X                 X
WELLS FARGO NEW                    COMMON         949746101         612,016        17,455         X                 X
WILLIAMS COS INC                   COMMON         969457100         996,150        25,219         X                 X
WINSTAR COMMUNICATIONS INC COM     COMMON         975515107         301,653         8,300         X                 X
XEROX CORP                         COMMON         984121103         691,699        13,270         X                 X

                                   TOTAL                        298,054,740